Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,631,931)	$ (1,956,482)	$ (2,159,669)	$ (7,211,285)
Net loss from discontinued operations			0	(1,592,945)
Loss from continuing operations			(2,159,669)	(5,618,340)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Stock compensation	3,578,465	0
Depreciation and amortization	106,412	111,886	148,315	144,289
Equity incentive compensation expense			0	7,955
Loss on disposal of property and equipment			0	11,871
Bad debt expense	144,492	0
Non-cash interest on note payable - related party	1,007,733	1,484,149	1,936,881	1,560,270
Lease termination	45,724	0	0	932,287
Gain on legal settlement			(250,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(700,480)	270,273	201,589	(369,579)
Inventory	124,577	(39,146)	(187,102)	166,392
Prepaid expenses and other current assets	9,467	(28,409)	(64,744)	(33,470)
Accounts payable and other accrued expenses	404,360	(270,249)	(279,734)	(1,294,809)
Lease termination/abandonment payable	(305,069)	(238,394)	(319,454)	(76,856)
Net cash used in operating activities of discontinued operations	0	(143,875)	(193,875)	(1,654,812)
Net cash used in operating activities	(1,216,250)	(810,247)	(1,167,793)	(6,224,802)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(4,268)	(2,146)	(4,769)	(106,913)
Proceeds from sale of property and equipment			0	19,300
(Increase) decrease in security deposits	(8,292)	10,548	10,548	(31,734)
Increase in restricted cash	(56)	(75)	(94)	(86)
Net cash (used in) provided by investing activities	(12,616)	8,327	5,685	(119,433)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash transferred into a restricted account			0	(50,000)
Distributions	0	(240,000)	(285,000)	(720,000)
Repayment of note payable	(31,449)	(45,853)	(61,387)	(59,427)
Proceeds from issuance of common stock	8,500,000	0
Payments for deferred issuance costs	(1,855,675)	(154,033)	(500,422)	0
Repayment of note payable - related party	0	(10,460,657)	(10,460,452)	0
Proceeds from note payable/amounts due to related party	795,000	11,816,183	12,566,183	6,635,000
Net cash provided by financing activities	7,407,876	915,640	1,258,922	5,805,573
NET INCREASE IN CASH	6,179,010	113,720	96,814	(538,662)
CASH:
Beginning of period	209,348	112,534	112,534	651,196
End of period	$ 6,388,358	$ 226,254	$ 209,348	$ 112,534